Note 14 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14 - RELATED PARTY TRANSACTIONS

The Company rents its office space from Osprey South, LLC. Rondald L. Wheet, Chief Executive Officer, is the sole member of Osprey.  Rent expense to Osprey was $30,000 and $30,000 for the three months ended March 31, 2013 and 2012, respectively.  Rent payable to Osprey was $22,962 and $19,761 as of March 31, 2013 and December 31, 2012, respectively.

As of March 31, 2013 and December 31, 2012, the Company had advances from Vincent Olmo, Chief Operating Officer of $13,880 and $9,194, respectively, for expenses paid on behalf of the Company. As of March 31, 2013 and December 31, 2012, the Company had advances from Mr. Wheet of $96,324 and $32,502, respectively, for expenses paid on behalf of the Company. As of March 31, 2013 and December 31, 2012, the Company had advances from Burt Hodges, Chief Financial Officer of $2,059 and $0, respectively, for expenses paid on behalf of the Company. The Company also had a convertible note payable to Mr. Olmo with principal amount of $75,000 at March 31, 2013.

NOTE 14 - RELATED PARTY TRANSACTIONS

In connection with the acquisition of Clear Image Acquisition Corp. by the Company, Rondald L. Wheet, Chairman and Chief Executive Officer, received 2,286,000 shares of restricted Company common stock.  Dr. Beahm, a Director, received 1,599,125 shares of restricted RevMed common stock, and Mr. O’Brien, a former Director, received 1,645,625 shares of restricted Company common stock.  Mr. Wheet and Mr. O’Brien were directors and shareholders and Dr. Beahm was a shareholder of Clear Image Acquisition Corp. prior to its acquisition by the Company.

The Company rents its office space from Osprey South, LLC. Rondald L. Wheet, Chief Executive Officer, is the sole member of Osprey.  Rent expense to Osprey was $120,000 and $99,608 for the years ended December 31, 2012 and 2011, respectively.  Rent payable to Osprey was $19,761 and $8,608 as of December 31, 2012 and 2011, respectively.

As of December 31, 2012, the Company had advances from Vincent Olmo, Chief Operating Officer, and Mr. Wheet of $9,194 and $32,502, respectively, for expenses paid on behalf of the Company. The Company also had a convertible note payable to Mr. Olmo with principal amount of $75,000 and debt discount of $42,534 at December 31, 2012.

At December 31, 2011, the Company had advances from Rhonda Vincent, former CFO, of $79,336 for expenses paid on behalf of the Company. Such payable has passed the statute of limitations and has been written off as of December 31, 2012.